2020 SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND 2020 WARRANT (Details Narrative) - USD ($)		1 Months Ended				12 Months Ended
	Jan. 12, 2021	Feb. 19, 2021	Jan. 25, 2021	Dec. 23, 2020	Jan. 25, 2020	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Convertible debt						$ 900,000	$ 1,200,000
Number of warrants granted						20,000,000
Exercise price						$ 0.05
Warrant exercisable						20,000,000
First 2020 Debenture [Member]
Conversion price			$ 0.0213
Number of shares issued			7,094,732
First 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted			$ 150,000
First 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted			$ 1,118
Second 2020 Debenture [Member]
Conversion price		$ 0.0208	$ 0.0213
Number of shares issued		7,252,634	5,183,613
Second 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted		$ 150,000	$ 100,000
Second 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted		$ 855	10,411
Third 2020 Debenture [Member]
Conversion price	$ 0.0185
Number of shares issued	10,887,819
Third 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted	$ 200,000
Third 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted	$ 1,425
Securities Purchase Agreement [Member] | First 2020 Debenture [Member]
Conversion price						$ 0.05
Purchase Price						$ 250,000	250,000
Origination fees						15,000	15,000
Original issue discount						10,000	10,000
Structuring fee						5,000	5,000
Convertible debt						250,000	0
Number of shares issued				8,255,438	7,094,732
Securities Purchase Agreement [Member] | First 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted			150,000	$ 100,000
Securities Purchase Agreement [Member] | First 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted			$ 1,118	$ 12,274
Securities Purchase Agreement 2 [Member] | Second 2020 Debenture [Member]
Purchase Price						250,000	250,000
Origination fees						10,000	10,000
Original issue discount						10,000	10,000
Convertible debt						250,000	0
Number of shares issued		7,252,634	5,183,613
Securities Purchase Agreement 2 [Member] | Second 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted		$ 150,000	$ 100,000
Securities Purchase Agreement 2 [Member] | Second 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted		$ 855	$ 10,410
Securities Purchase Agreement 2 [Member] | Third 2020 Debenture [Member]
Number of shares issued	10.887819
Securities Purchase Agreement 2 [Member] | Third 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted	$ 200,000
Securities Purchase Agreement 2 [Member] | Third 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted	$ 1,425
Securities Purchase Agreement 3 [Member] | Third 2020 Debenture [Member]
Purchase Price						500,000	500,000
Origination fees						20,000	10,000
Original issue discount						10,000	10,000
Convertible debt						$ 500,000	$ 300,000